Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Overfunded plans
Funded status of plan
Benefit Obligations	$ 36,369	$ 35,541
Fair Value of Plan Assets	43,875	43,778
Funded Status	7,506	8,236
Underfunded plans
Funded status of plan
Benefit Obligations	21,165	20,113
Fair Value of Plan Assets	9,653	9,726
Funded Status	$ (11,512)	(10,387)
Pension Plan
Funded status of plan
Percentage of plan funded	98.00%
Pension Plan | Qualified Plan
Funded status of plan
Percentage of plan funded	111.00%
United States | Underfunded plans
Funded status of plan
Benefit Obligations	$ 3,615	3,771
Fair Value of Plan Assets	10	10
Funded Status	(3,605)	(3,761)
United States | Pension Plan
Funded status of plan
Benefit Obligations	21,235	21,493	$ 48,182
Fair Value of Plan Assets	24,437	25,094	51,852
Funded Status	$ 3,202	3,600
Percentage of plan funded	123.00%
United States | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations	$ 19,854	20,091
Fair Value of Plan Assets	24,437	25,094
Funded Status	4,584	5,002
United States | Pension Plan | Underfunded plans
Funded status of plan
Benefit Obligations	1,382	1,402
Fair Value of Plan Assets	0	0
Funded Status	(1,382)	(1,402)
United States | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations	2,233	2,369	3,404
Fair Value of Plan Assets	10	10	8
Funded Status	(2,224)	(2,359)
United States | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations	2,233	2,369
Fair Value of Plan Assets	10	10
Funded Status	(2,224)	(2,359)
Non-U.S. Plans | Overfunded plans
Funded status of plan
Benefit Obligations	16,515	15,450
Fair Value of Plan Assets	19,438	18,684
Funded Status	2,923	3,234
Non-U.S. Plans | Underfunded plans
Funded status of plan
Benefit Obligations	17,550	16,342
Fair Value of Plan Assets	9,643	9,716
Funded Status	(7,907)	(6,626)
Non-U.S. Plans | Pension Plan
Funded status of plan
Benefit Obligations	33,479	31,261	45,097
Fair Value of Plan Assets	29,059	28,371	39,979
Funded Status	(4,420)	(2,891)
Non-U.S. Plans | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations	16,515	15,443
Fair Value of Plan Assets	19,438	18,677
Funded Status	2,923	3,234
Non-U.S. Plans | Pension Plan | Qualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations	11,946	11,361
Fair Value of Plan Assets	9,621	9,694
Funded Status	(2,325)	(1,667)
Non-U.S. Plans | Pension Plan | Nonqualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations	5,018	4,457
Fair Value of Plan Assets	0	0
Funded Status	(5,018)	(4,457)
Non-U.S. Plans | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations	586	531	638
Fair Value of Plan Assets	23	29	$ 31
Funded Status	(564)	(501)
Non-U.S. Plans | Other Postretirement Benefits Plan | Overfunded plans
Funded status of plan
Benefit Obligations	0	7
Fair Value of Plan Assets	0	7
Funded Status	0	0
Non-U.S. Plans | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations	586	524
Fair Value of Plan Assets	23	22
Funded Status	$ (564)	$ (502)